Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Webster does not determine the timing and terms of equity awards in anticipation of the disclosure of material nonpublic information and Webster does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The grant date for annual awards to all employees has typically been established as March 1 of each year, with the grant being made on the next business day if March 1 falls on a weekend. In addition to the annual grants, equity awards may be granted at other times during the year. In 2024, we gave Mr. Holland, our new Chief Financial Officer, a one-time grant of $750,000 of Webster restricted stock with a time-based three-year vesting schedule pursuant to the Plan. In 2024, we did not grant equity awards to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
Although the Plan authorizes Webster to grant stock options to its employees, Webster does not currently grant stock options to its employees.

Award Timing Method	The grant date for annual awards to all employees has typically been established as March 1 of each year, with the grant being made on the next business day if March 1 falls on a weekend. In addition to the annual grants, equity awards may be granted at other times during the year. In 2024, we gave Mr. Holland, our new Chief Financial Officer, a one-time grant of $750,000 of Webster restricted stock with a time-based three-year vesting schedule pursuant to the Plan. In 2024, we did not grant equity awards to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Webster does not determine the timing and terms of equity awards in anticipation of the disclosure of material nonpublic information and Webster does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false